Cover	Nov. 07, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2025
Entity File Number	001-31590
Entity Registrant Name	ProText Mobility, Inc.
Entity Central Index Key	0001163573
Entity Tax Identification Number	11-3621755
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One West Las Olas Blvd., Ste 500
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	+27
Local Phone Number	72 889 2581
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false